                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:  ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.*
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Adam Newar
Title:            President
Phone:            (713) 807-1760

Signature, Place and Date of Signing:

                  /s/Adam Newar                               Houston, Texas                 November 9, 2001
          ----------------------------------         ---------------------------        -------------------------
                  [Signature]                                 [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

*Eden Capital Management Partners, L.P. succeeded to all of the assets of Eden Capital Management, Inc. on January 1, 2001, and therefore is filing this report to continue the quarterly filing obligations that Eden Capital Management, Inc. would have had if it had not transferred the assets.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ------------------------------

Form 13F Information Table Entry Total:     36
                                            ------------------------------

Form 13F Information Table Value Total:     73,786
                                            ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




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                           FORM 13F INFORMATION TABLE

        COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
        --------                  --------      --------    --------  --------           --------   --------          --------
                                                             VALUE    SHRS OR  SH/PUT/  INVESTMENT   OTHER    VOTING  AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----     --------  -------  -------- ----------  --------   ----    ------   ----
                                CLASS A COMMON
 ABERCROMBIE & FITCH CO.        STOCK           002896207       440    25,000    SH         SOLE      NONE     25,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 AIRGAS INC.                    COMMON STOCK    009363102     1,879   141,600    SH         SOLE      NONE    141,600    0         0
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN POWER CONVERSION
 CORP.                          COMMON STOCK    029066107     1,635   140,000    SH         SOLE      NONE    140,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 AVNET INC.                     COMMON STOCK    053807103     2,956   162,500    SH         SOLE      NONE    162,500    0         0
------------------------------------------------------------------------------------------------------------------------------------
 AVX CORPORATION                COMMON STOCK    002444107     3,252   199,900    SH         SOLE      NONE    199,900    0         0
------------------------------------------------------------------------------------------------------------------------------------
 BEST BUY INC.                  COMMON STOCK    086516101     2,500    55,000    SH         SOLE      NONE     55,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
                                CLASS A COMMON
 CARRIAGE SERVICES INC.         STOCK           143905107       939   142,200    SH         SOLE      NONE    142,200    0         0
------------------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL COMMUNICATIONS
 INC.                           COMMON STOCK    184502102     1,590    40,000    SH         SOLE      NONE     40,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 COACH INC.                     COMMON STOCK    189754104       795    30,000    SH         SOLE      NONE     30,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED GRAPHICS INC.     COMMON STOCK    209341106       774    45,300    SH         SOLE      NONE     45,300    0         0
------------------------------------------------------------------------------------------------------------------------------------
 COSTCO WHOLESALE CORPORATION   COMMON STOCK    22160K105     2,845    80,000    SH         SOLE      NONE     80,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 CYMER INC.                     COMMON STOCK    232572107     1,173    70,000    SH         SOLE      NONE     70,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 DUPONT PHOTOMASKS INC.         COMMON STOCK    26613X101       695    25,000    SH         SOLE      NONE     25,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 GAP INC.                       COMMON STOCK    364760108     1,684   140,900    SH         SOLE      NONE    140,900    0         0
------------------------------------------------------------------------------------------------------------------------------------
 HISPANIC BROADCASTING          CLASS A COMMON
 CORPORATION                    STOCK           43357B104     3,220   200,000    SH         SOLE      NONE    200,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL  FLAVORS &
 FRAGRANCES INC.                COMMON STOCK    459506101     6,504   234,900    SH         SOLE      NONE    234,900    0         0
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL RECTIFIER CORP.  COMMON STOCK    460254105     1,906    70,000    SH         SOLE      NONE     70,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 LSI LOGIC CORPORATION          COMMON STOCK    502161102     2,571   218,800    SH         SOLE      NONE    218,800    0         0
------------------------------------------------------------------------------------------------------------------------------------



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

                                CLASS A COMMON
 NEIMAN-MARCUS GROUP INC.       STOCK           640204202       885    36,200    SH         SOLE      NONE     36,200    0         0
------------------------------------------------------------------------------------------------------------------------------------
 PEP BOYS-MANNY MOE & JACK      COMMON STOCK    713278109     4,437   401,500    SH         SOLE      NONE    401,500    0         0
------------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICAL  PRODUCT
 DEVELOPMENT INC.               COMMON STOCK    717124101     2,050    70,000    SH         SOLE      NONE     70,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 POWER-ONE INC.                 COMMON STOCK    739308104       507    82,500    SH         SOLE      NONE     82,500    0         0
------------------------------------------------------------------------------------------------------------------------------------
 QUINTILES TRANSNATIONAL CORP.  COMMON STOCK    748767100     3,723   255,000    SH         SOLE      NONE    255,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 SCI SYSTEMS INC.               COMMON STOCK    783890106     1,620    90,000    SH         SOLE      NONE     90,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 SEALED AIR CORPORATION
 NEW                            COMMON STOCK    81211K100     3,102    85,000    SH         SOLE      NONE     85,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 SEALED AIR CORPORATION
 NEW                            PREFERRED STOCK 81211K209     1,939    49,100    SH         SOLE      NONE   43,453.5    0   5,646.5
------------------------------------------------------------------------------------------------------------------------------------
 SERVICE CORPORATION
 INTERNATIONAL                  COMMON STOCK    817565104     2,032   337,500    SH         SOLE      NONE    337,500    0         0
------------------------------------------------------------------------------------------------------------------------------------
 SILICON VALLEY BANCSHARES      COMMON STOCK    827064106     3,652   180,800    SH         SOLE      NONE    180,800    0         0
------------------------------------------------------------------------------------------------------------------------------------
 SOUTHWEST AIRLINES CO.         COMMON STOCK    844741108       148    10,000    SH         SOLE      NONE     10,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 TIFFANY & CO. NEW              COMMON STOCK    886547108     1,299    60,000    SH         SOLE      NONE     60,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 ULTRATECH STEPPER INC.         COMMON STOCK    904034105       299    25,000    SH         SOLE      NONE     25,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
                                CLASS A COMMON
 UNIVISION COMMUNICATIONS INC.  STOCK           914906102     2,754   120,000    SH         SOLE      NONE    120,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 VISHAY INTERTECHNOLOGY INC.    COMMON STOCK    928298108     2,981   162,000    SH         SOLE      NONE    162,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 W.W. GRAINGER INC.             COMMON STOCK    384802104     1,519    39,100    SH         SOLE      NONE     39,100    0         0
------------------------------------------------------------------------------------------------------------------------------------
 WESTWOOD ONE INC.              COMMON STOCK    961815107     1,335    60,000    SH         SOLE      NONE     60,000    0         0
------------------------------------------------------------------------------------------------------------------------------------
 ZIONS BANCORPORATION           COMMON STOCK    989701107     2,146    40,000    SH         SOLE      NONE     40,000    0         0
------------------------------------------------------------------------------------------------------------------------------------




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